PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 7 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2018	2017
	U.S. dollars in thousands
Advance to suppliers	1,319	2,426
Discount from service provider	241	537
Prepaid expenses	120	130
Government institutions	196	197
	1,876	3,290

The fair value of other receivables, which constitute of financial assets, approximates their carrying amount.